Award Timing Disclosure	12 Months Ended
Apr. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Grants
We do not grant stock options or similar equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, nor do we time the public release of such information based on stock option grant dates. In addition, we do not grant stock options or similar equity awards during periods in which there is material nonpublic information about our Company, including (i) outside a “trading window” established in connection with the public release of earnings information under our Insider Trading Policy (each, a “Trading Window”) or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that discloses material nonpublic information (each, a “Filing Window”). These restrictions do not apply to restricted stock, restricted stock units, performance units, or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant.
In addition, our executive officers are not permitted to choose the grant date for their individual stock option grants. Stock option grants to our executive officers were generally made annually following a meeting of the Compensation Committee that is held during the first quarter of each fiscal year, and the grants are effective on the date of the meeting (or on the next trading day following such date). However, if the meeting occurs outside a Trading Window or during a Filing Window, the stock option grants will not be effective until after the first business day following the earnings announcement, unless such day is within a Filing Window, in which case such grants will not be effective until after the first business day following the filing of the applicable report with the SEC.

Award Timing Method	Stock option grants to our executive officers were generally made annually following a meeting of the Compensation Committee that is held during the first quarter of each fiscal year, and the grants are effective on the date of the meeting (or on the next trading day following such date). However, if the meeting occurs outside a Trading Window or during a Filing Window, the stock option grants will not be effective until after the first business day following the earnings announcement, unless such day is within a Filing Window, in which case such grants will not be effective until after the first business day following the filing of the applicable report with the SEC.